Segment Information (Net Sales By Geographic Area) (Details) - USD ($) $ in Millions	12 Months Ended
	Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2015
Revenues from External Customers and Long-Lived Assets [Line Items]
Net sales	$ 3,009.5	$ 3,029.4	$ 2,598.2
SBH and SB/RH [Member] | United States [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Net sales	2,417.8	2,410.2	2,051.5
SBH and SB/RH [Member] | Europe/MEA [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Net sales	270.7	300.0	259.6
SBH and SB/RH [Member] | Latin America [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Net sales	90.3	109.9	93.2
SBH and SB/RH [Member] | North America - Other [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Net sales	144.7	129.8	95.9
SBH and SB/RH [Member] | Asia-Pacific [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Net sales	$ 86.0	$ 79.5	$ 98.0